Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 321,903	$ 284,809
Accumulated depreciation and amortization	(196,479)	(173,790)
Property and equipment, net	125,424	111,019
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	676	676
Buildings and Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	93,033	85,857
Machinery, Vehicles and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	120,811	108,110
Computer Hardware and Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	83,354	68,762
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 24,029	$ 21,404